LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.01%
Aerospace & Defense–1.88%
†Axon Enterprise, Inc.	21,000	$ 4,721,850
BWX Technologies, Inc.	23,200	1,462,528
HEICO Corp.	12,100	2,069,584
Hexcel Corp.	22,000	1,501,500
Howmet Aerospace, Inc.	59,000	2,499,830
Huntington Ingalls Industries, Inc.	6,600	1,366,332
TransDigm Group, Inc.	8,800	6,486,040
		20,107,664
Air Freight & Logistics–0.14%
Expeditors International of Washington, Inc.	13,800	1,519,656
		1,519,656
Automobile Components–0.25%
†Aptiv PLC	18,700	2,097,953
†Mobileye Global, Inc. Class A	13,997	605,650
		2,703,603
Beverages–0.55%
Brown-Forman Corp. Class B	54,655	3,512,677
Constellation Brands, Inc. Class A	5,200	1,174,628
†Monster Beverage Corp.	21,600	1,166,616
		5,853,921
Biotechnology–2.72%
†Alnylam Pharmaceuticals, Inc.	33,395	6,689,686
†Apellis Pharmaceuticals, Inc.	17,000	1,121,320
†Argenx SE ADR	6,737	2,510,072
†Ascendis Pharma AS ADR	13,336	1,429,886
†BioMarin Pharmaceutical, Inc.	18,200	1,769,768
BioNTech SE ADR	8,700	1,083,759
†Blueprint Medicines Corp.	18,500	832,315
†Exact Sciences Corp.	29,354	1,990,495
†Genmab AS ADR	46,500	1,755,840
†Incyte Corp.	15,700	1,134,639
†Karuna Therapeutics, Inc.	6,805	1,236,060
†Legend Biotech Corp.ADR	20,500	988,510
†Neurocrine Biosciences, Inc.	35,217	3,564,665
†Sarepta Therapeutics, Inc.	21,800	3,004,694
		29,111,709
Broadline Retail–0.24%
†Etsy, Inc.	12,200	1,358,226
†Ollie's Bargain Outlet Holdings, Inc.	21,400	1,239,916
		2,598,142
Building Products–1.38%
A O Smith Corp.	20,100	1,389,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Allegion PLC	14,100	$ 1,504,893
Carrier Global Corp.	23,600	1,079,700
Fortune Brands Home & Security, Inc.	23,683	1,390,902
Trane Technologies PLC	37,811	6,956,468
†Trex Co., Inc.	51,300	2,496,771
		14,818,649
Capital Markets–3.32%
Blue Owl Capital, Inc.	121,500	1,346,220
Cboe Global Markets, Inc.	10,967	1,472,210
FactSet Research Systems, Inc.	15,150	6,288,614
LPL Financial Holdings, Inc.	24,700	4,999,280
MarketAxess Holdings, Inc.	11,263	4,407,099
Moody's Corp.	3,900	1,193,478
Morningstar, Inc.	4,600	933,938
MSCI, Inc.	19,800	11,081,862
Tradeweb Markets, Inc. Class A	48,417	3,825,911
		35,548,612
Chemicals–1.73%
Albemarle Corp.	15,300	3,381,912
CF Industries Holdings, Inc.	59,700	4,327,653
Corteva, Inc.	53,400	3,220,554
Nutrien Ltd.	19,500	1,440,075
PPG Industries, Inc.	34,000	4,541,720
RPM International, Inc.	18,100	1,579,044
		18,490,958
Commercial Services & Supplies–3.53%
Cintas Corp.	26,500	12,261,020
†Clean Harbors, Inc.	27,100	3,863,376
†Copart, Inc.	128,900	9,694,569
Republic Services, Inc.	37,600	5,084,272
Ritchie Bros Auctioneers, Inc.	17,400	979,446
Rollins, Inc.	32,030	1,202,086
Waste Connections, Inc.	33,693	4,685,686
		37,770,455
Communications Equipment–1.47%
†Arista Networks, Inc.	68,900	11,565,554
Motorola Solutions, Inc.	14,568	4,168,342
		15,733,896
Construction & Engineering–1.18%
Quanta Services, Inc.	32,900	5,482,456
Valmont Industries, Inc.	15,200	4,853,056
†WillScot Mobile Mini Holdings Corp.	49,300	2,311,184
		12,646,696
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.40%
Vulcan Materials Co.	24,918	$ 4,274,932
		4,274,932
Consumer Finance–0.10%
Discover Financial Services	10,500	1,037,820
		1,037,820
Consumer Staples Distribution & Retail–1.39%
†BJ's Wholesale Club Holdings, Inc.	94,700	7,203,829
Casey's General Stores, Inc.	5,800	1,255,468
†Dollar Tree, Inc.	16,000	2,296,800
†Performance Food Group Co.	69,500	4,193,630
		14,949,727
Containers & Packaging–0.59%
Avery Dennison Corp.	19,400	3,471,242
Ball Corp.	15,673	863,739
Sealed Air Corp.	43,000	1,974,130
		6,309,111
Distributors–0.45%
Pool Corp.	14,000	4,794,160
		4,794,160
Diversified Consumer Services–0.21%
†Bright Horizons Family Solutions, Inc.	13,300	1,023,967
Service Corp. International	18,600	1,279,308
		2,303,275
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	14,128	105,678
		105,678
Electrical Equipment–1.10%
AMETEK, Inc.	10,325	1,500,532
Hubbell, Inc.	14,700	3,576,657
Rockwell Automation, Inc.	22,700	6,661,315
		11,738,504
Electronic Equipment, Instruments & Components–3.10%
Amphenol Corp. Class A	159,400	13,026,168
CDW Corp.	44,300	8,633,627
Cognex Corp.	29,850	1,479,067
†Keysight Technologies, Inc.	28,362	4,579,896
Littelfuse, Inc.	5,800	1,554,922
TE Connectivity Ltd.	8,400	1,101,660
†Zebra Technologies Corp. Class A	8,800	2,798,400
		33,173,740
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.59%
Halliburton Co.	200,100	$ 6,331,164
		6,331,164
Entertainment–0.79%
Electronic Arts, Inc.	18,600	2,240,370
†Endeavor Group Holdings, Inc. Class A	47,700	1,141,461
†Spotify Technology SA	10,500	1,403,010
†Take-Two Interactive Software, Inc.	31,100	3,710,230
		8,495,071
Financial Services–1.47%
Apollo Global Management, Inc.	108,300	6,840,228
†Block, Inc.	15,200	1,043,480
†Euronet Worldwide, Inc.	13,100	1,465,890
†FleetCor Technologies, Inc.	30,400	6,409,840
		15,759,438
Food Products–1.17%
†Darling Ingredients, Inc.	21,000	1,226,400
Hershey Co.	40,900	10,405,369
Tyson Foods, Inc. Class A	14,800	877,936
		12,509,705
Ground Transportation–1.48%
JB Hunt Transport Services, Inc.	28,600	5,018,156
Landstar System, Inc.	8,000	1,434,080
Old Dominion Freight Line, Inc.	27,600	9,407,184
		15,859,420
Health Care Equipment & Supplies–4.53%
†Align Technology, Inc.	4,700	1,570,458
†Dexcom, Inc.	118,000	13,709,240
†IDEXX Laboratories, Inc.	5,100	2,550,408
†Inspire Medical Systems, Inc.	4,100	959,687
†Insulet Corp.	24,313	7,754,875
†Lantheus Holdings, Inc.	18,400	1,519,104
†Novocure Ltd.	37,900	2,279,306
†Penumbra, Inc.	12,500	3,483,625
†QuidelOrtho Corp.	11,000	979,990
ResMed, Inc.	40,600	8,890,994
†Shockwave Medical, Inc.	13,700	2,970,571
STERIS PLC	5,650	1,080,732
Teleflex, Inc.	3,300	835,923
		48,584,913
Health Care Providers & Services–1.99%
†Acadia Healthcare Co., Inc.	18,288	1,321,308
†Amedisys, Inc.	8,300	610,465
†Centene Corp.	21,076	1,332,214

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
McKesson Corp.	35,549	$ 12,657,221
†Molina Healthcare, Inc.	20,400	5,456,796
		21,378,004
Health Care Technology–0.64%
†Veeva Systems, Inc. Class A	37,104	6,819,344
		6,819,344
Hotels, Restaurants & Leisure–5.60%
†Caesars Entertainment, Inc.	49,700	2,425,857
†Chipotle Mexican Grill, Inc.	8,200	14,007,978
Churchill Downs, Inc.	9,300	2,390,565
Darden Restaurants, Inc.	36,300	5,632,308
Domino's Pizza, Inc.	9,900	3,265,713
†DraftKings, Inc. Class A	79,362	1,536,448
Hilton Worldwide Holdings, Inc.	106,500	15,002,655
MGM Resorts International	104,400	4,637,448
Papa John's International, Inc.	19,100	1,431,163
Restaurant Brands International, Inc.	43,704	2,934,287
Vail Resorts, Inc.	10,700	2,500,376
†Wynn Resorts Ltd.	12,300	1,376,493
Yum! Brands, Inc.	21,300	2,813,304
		59,954,595
Household Durables–0.53%
†NVR, Inc.	1,012	5,639,056
		5,639,056
Household Products–0.10%
Church & Dwight Co., Inc.	11,700	1,034,397
		1,034,397
Independent Power and Renewable Electricity Producers–0.11%
Vistra Corp.	49,000	1,176,000
		1,176,000
Industrial REITs–0.12%
Rexford Industrial Realty, Inc.	22,300	1,330,195
		1,330,195
Insurance–1.83%
Arthur J Gallagher & Co.	44,300	8,475,033
Assurant, Inc.	5,700	684,399
Hartford Financial Services Group, Inc.	127,600	8,892,444
†Ryan Specialty Holdings, Inc.	39,600	1,593,504
		19,645,380
Interactive Media & Services–0.44%
†Match Group, Inc.	88,867	3,411,604
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†ZoomInfo Technologies, Inc.	53,642	$ 1,325,494
		4,737,098
IT Services–2.36%
†Endava PLC ADR	13,100	880,058
†EPAM Systems, Inc.	12,941	3,869,359
†Gartner, Inc.	25,100	8,176,827
†Globant SA	6,300	1,033,263
†MongoDB, Inc.	21,500	5,012,080
†Shopify, Inc. Class A	32,200	1,543,668
†Snowflake, Inc. Class A	7,200	1,110,888
†VeriSign, Inc.	5,700	1,204,581
†WEX, Inc.	13,200	2,427,348
		25,258,072
Leisure Products–0.10%
†Mattel, Inc.	59,300	1,091,713
		1,091,713
Life Sciences Tools & Services–5.35%
Agilent Technologies, Inc.	81,700	11,302,378
†Avantor, Inc.	48,433	1,023,873
†Bio-Rad Laboratories, Inc. Class A	5,000	2,395,100
Bio-Techne Corp.	68,000	5,044,920
Bruker Corp.	45,500	3,587,220
†Charles River Laboratories International, Inc.	18,800	3,794,216
†IQVIA Holdings, Inc.	54,320	10,803,705
†Mettler-Toledo International, Inc.	6,700	10,252,407
†Repligen Corp.	21,427	3,607,450
West Pharmaceutical Services, Inc.	15,845	5,489,817
		57,301,086
Machinery–1.19%
Graco, Inc.	15,200	1,109,752
IDEX Corp.	5,825	1,345,750
†Middleby Corp.	19,436	2,849,512
Otis Worldwide Corp.	17,700	1,493,880
PACCAR, Inc.	18,550	1,357,860
Toro Co.	30,500	3,390,380
Westinghouse Air Brake Technologies Corp.	12,100	1,222,826
		12,769,960
Media–2.01%
Fox Corp. Class B	134,300	4,204,933
Omnicom Group, Inc.	81,400	7,679,276
†Trade Desk, Inc. Class A	158,136	9,632,064
		21,516,273

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.20%
Steel Dynamics, Inc.	19,000	$ 2,148,140
		2,148,140
Office REITs–0.08%
Alexandria Real Estate Equities, Inc.	6,800	854,012
		854,012
Oil, Gas & Consumable Fuels–4.20%
APA Corp.	28,700	1,034,922
Cheniere Energy, Inc.	41,900	6,603,440
Coterra Energy, Inc.	146,400	3,592,656
Devon Energy Corp.	136,500	6,908,265
Diamondback Energy, Inc.	39,900	5,393,283
Hess Corp.	50,900	6,736,106
Magnolia Oil & Gas Corp. Class A	41,100	899,268
Matador Resources Co.	16,200	771,930
Pioneer Natural Resources Co.	22,899	4,676,892
=†πVenture Global LNG, Inc. Series B	36	616,622
=†πVenture Global LNG, Inc. Series C	455	7,793,422
		45,026,806
Passenger Airlines–0.66%
†Alaska Air Group, Inc.	84,000	3,524,640
Southwest Airlines Co.	78,700	2,560,898
†United Airlines Holdings, Inc.	21,300	942,525
		7,028,063
Pharmaceuticals–0.21%
†Catalent, Inc.	19,569	1,285,879
Royalty Pharma PLC Class A	25,480	918,044
		2,203,923
Professional Services–3.78%
Booz Allen Hamilton Holding Corp.	19,220	1,781,502
Broadridge Financial Solutions, Inc.	38,200	5,598,974
†CoStar Group, Inc.	44,900	3,091,365
Equifax, Inc.	16,500	3,346,860
†FTI Consulting, Inc.	8,300	1,638,005
KBR, Inc.	39,200	2,157,960
Leidos Holdings, Inc.	11,800	1,086,308
Paychex, Inc.	101,600	11,642,344
SS&C Technologies Holdings, Inc.	25,800	1,456,926
TransUnion	35,200	2,187,328
Verisk Analytics, Inc.	34,196	6,560,844
		40,548,416
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.32%
Equity LifeStyle Properties, Inc.	51,300	$ 3,443,769
		3,443,769
Retail REITs–0.45%
Simon Property Group, Inc.	42,800	4,792,316
		4,792,316
Semiconductors & Semiconductor Equipment–5.90%
†Enphase Energy, Inc.	61,300	12,890,164
Entegris, Inc.	65,100	5,338,851
†First Solar, Inc.	6,400	1,392,000
KLA Corp.	5,000	1,995,850
†Lattice Semiconductor Corp.	45,000	4,297,500
Marvell Technology, Inc.	35,711	1,546,286
Microchip Technology, Inc.	141,764	11,876,988
MKS Instruments, Inc.	8,000	708,960
Monolithic Power Systems, Inc.	15,500	7,758,370
†ON Semiconductor Corp.	98,000	8,067,360
†Silicon Laboratories, Inc.	7,500	1,313,175
Skyworks Solutions, Inc.	13,700	1,616,326
†Synaptics, Inc.	7,500	833,625
Teradyne, Inc.	33,700	3,623,087
		63,258,542
Software–13.35%
†ANSYS, Inc.	14,000	4,659,200
†AppLovin Corp. Class A	37,600	592,200
†Aspen Technology, Inc.	10,176	2,328,981
Bentley Systems, Inc. Class B	65,650	2,822,294
†Bills Holdings, Inc.	16,700	1,355,038
†Black Knight, Inc.	31,199	1,795,814
†Cadence Design Systems, Inc.	71,400	15,000,426
=†πCanva, Inc.	607	334,943
†Ceridian HCM Holding, Inc.	29,521	2,161,528
†Confluent, Inc. Class A	49,703	1,196,351
†Crowdstrike Holdings, Inc. Class A	72,495	9,950,664
=†πDatabricks, Inc.	29,136	1,588,495
†Datadog, Inc. Class A	83,818	6,090,216
†Descartes Systems Group, Inc.	33,700	2,716,557
†DoubleVerify Holdings, Inc.	49,882	1,503,942
†Dynatrace, Inc.	35,588	1,505,372
†Fair Isaac Corp.	9,400	6,605,286
†Fortinet, Inc.	208,000	13,823,680
†HubSpot, Inc.	13,459	5,770,546
†Informatica, Inc. Class A	67,900	1,113,560
†Manhattan Associates, Inc.	23,700	3,669,945
†nCino, Inc.	44,667	1,106,848
†Palo Alto Networks, Inc.	29,154	5,823,220
†Paycom Software, Inc.	21,050	6,399,410

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Paycor HCM, Inc.	43,600	$ 1,156,272
†Paylocity Holding Corp.	18,100	3,597,918
†Procore Technologies, Inc.	19,974	1,250,972
†PTC, Inc.	33,851	4,340,714
†Samsara, Inc. Class A	78,300	1,544,076
†SentinelOne, Inc. Class A	63,292	1,035,457
=†πSNYK Ltd.	62,548	718,433
†Synopsys, Inc.	42,600	16,454,250
=†πTanium, Inc. Class B	26,961	118,898
†Tyler Technologies, Inc.	14,900	5,284,136
†Workday, Inc. Class A	5,800	1,197,932
†Workiva, Inc.	14,100	1,443,981
†Zscaler, Inc.	42,200	4,930,226
		142,987,781
Specialized REITs–1.42%
CubeSmart	168,300	7,778,826
Lamar Advertising Co. Class A	40,306	4,026,166
SBA Communications Corp.	13,000	3,393,910
		15,198,902
Specialty Retail–6.23%
†AutoZone, Inc.	5,618	13,809,887
†Burlington Stores, Inc.	13,600	2,748,560
†Chewy, Inc. Class A	28,727	1,073,815
†Five Below, Inc.	21,500	4,428,355
†Floor & Decor Holdings, Inc. Class A	31,200	3,064,464
†O'Reilly Automotive, Inc.	12,200	10,357,556
†RH	4,200	1,022,910
Ross Stores, Inc.	66,300	7,036,419
Tractor Supply Co.	45,700	10,741,328
†Ulta Beauty, Inc.	18,153	9,905,548
Williams-Sonoma, Inc.	21,000	2,554,860
		66,743,702
Technology Hardware, Storage & Peripherals–0.09%
†Pure Storage, Inc. Class A	36,700	936,217
		936,217
Textiles, Apparel & Luxury Goods–1.42%
†Lululemon Athletica, Inc.	37,400	13,620,706
†Skechers USA, Inc. Class A	34,000	1,615,680
		15,236,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.56%
Fastenal Co.	196,100	$ 10,577,634
Ferguson PLC	20,400	2,728,500
†SiteOne Landscape Supply, Inc.	32,100	4,393,527
United Rentals, Inc.	12,500	4,947,000
Watsco, Inc.	15,200	4,836,032
		27,482,693
Total Common Stock (Cost $705,474,055)		1,060,671,460
CONVERTIBLE PREFERRED STOCKS–0.86%
=†πCanva, Inc. Series A	36	19,865
=†πCanva, Inc. Series A-3	1	552
=†πCaris Life Sciences, Inc. Series D	107,248	705,692
=†πDatabricks, Inc. Series F	61,884	3,373,916
=†πDatabricks, Inc. Series G	6,699	365,229
=†πDatabricks, Inc. Series H	16,050	875,046
=†πDatarobot, Inc. Series G	43,773	166,775
=†πRappi, Inc. Series E	27,648	995,605
=†πSNYK Ltd. Series F	104,823	1,204,007
=†πSocure, Inc. Series A	17,170	128,432
=†πSocure, Inc. Series A-1	14,092	105,408
=†πSocure, Inc. Series B	255	1,907
=†πSocure, Inc. Series E	32,664	244,327
=†πTanium, Inc. Series G	234,645	1,034,784
Total Convertible Preferred Stocks (Cost $9,934,202)		9,221,545

MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	2,089,740	2,089,740
Total Money Market Fund (Cost $2,089,740)		2,089,740

TOTAL INVESTMENTS–100.06% (Cost $717,497,997)	1,071,982,745
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(657,996)
NET ASSETS APPLICABLE TO 42,751,264 SHARES OUTSTANDING–100.00%	$1,071,324,749

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $20,498,036, which represented 1.91% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$334,943
Canva, Inc. Series A	11/4/2021	61,371	19,865
Canva, Inc. Series A-3	11/4/2021	1,705	552
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	705,692
Databricks, Inc.	7/24/2020	466,419	1,588,495
Databricks, Inc. Series F	10/22/2019	885,940	3,373,916
Databricks, Inc. Series G	2/1/2021	396,063	365,229
Databricks, Inc. Series H	9/1/2021	1,179,420	875,046
Datarobot, Inc. Series G	6/11/2021	1,197,647	166,775
Rappi, Inc. Series E	9/8/2020	1,651,858	995,605
SNYK Ltd.	9/3/2021	897,220	718,433
SNYK Ltd. Series F	9/3/2021	1,495,342	1,204,007
Socure, Inc.	12/22/2021	227,017	105,678
Socure, Inc. Series A	12/22/2021	275,898	128,432
Socure, Inc. Series A-1	12/22/2021	226,439	105,408
Socure, Inc. Series B	12/22/2021	4,097	1,907
Socure, Inc. Series E	10/27/2021	524,865	244,327
Tanium, Inc. Class B	9/24/2020	307,226	118,898
Tanium, Inc. Series G	8/16/2015	1,164,848	1,034,784
Venture Global LNG, Inc. Series B	3/8/2018	108,720	616,622
Venture Global LNG, Inc. Series C	10/16/2017	1,693,275	7,793,422
Total		$14,668,736	$20,498,036

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$20,107,664	$—	$—	$20,107,664
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Air Freight & Logistics	$1,519,656	$—	$—	$1,519,656
Automobile Components	2,703,603	—	—	2,703,603
Beverages	5,853,921	—	—	5,853,921
Biotechnology	29,111,709	—	—	29,111,709
Broadline Retail	2,598,142	—	—	2,598,142
Building Products	14,818,649	—	—	14,818,649
Capital Markets	35,548,612	—	—	35,548,612
Chemicals	18,490,958	—	—	18,490,958
Commercial Services & Supplies	37,770,455	—	—	37,770,455
Communications Equipment	15,733,896	—	—	15,733,896
Construction & Engineering	12,646,696	—	—	12,646,696
Construction Materials	4,274,932	—	—	4,274,932
Consumer Finance	1,037,820	—	—	1,037,820
Consumer Staples Distribution & Retail	14,949,727	—	—	14,949,727
Containers & Packaging	6,309,111	—	—	6,309,111
Distributors	4,794,160	—	—	4,794,160
Diversified Consumer Services	2,303,275	—	—	2,303,275
Diversified Telecommunication Services	—	—	105,678	105,678
Electrical Equipment	11,738,504	—	—	11,738,504
Electronic Equipment, Instruments & Components	33,173,740	—	—	33,173,740
Energy Equipment & Services	6,331,164	—	—	6,331,164
Entertainment	8,495,071	—	—	8,495,071
Financial Services	15,759,438	—	—	15,759,438
Food Products	12,509,705	—	—	12,509,705
Ground Transportation	15,859,420	—	—	15,859,420
Health Care Equipment & Supplies	48,584,913	—	—	48,584,913
Health Care Providers & Services	21,378,004	—	—	21,378,004
Health Care Technology	6,819,344	—	—	6,819,344
Hotels, Restaurants & Leisure	59,954,595	—	—	59,954,595
Household Durables	5,639,056	—	—	5,639,056
Household Products	1,034,397	—	—	1,034,397
Independent Power and Renewable Electricity Producers	1,176,000	—	—	1,176,000
Industrial REITs	1,330,195	—	—	1,330,195
Insurance	19,645,380	—	—	19,645,380
Interactive Media & Services	4,737,098	—	—	4,737,098
IT Services	25,258,072	—	—	25,258,072
Leisure Products	1,091,713	—	—	1,091,713
Life Sciences Tools & Services	57,301,086	—	—	57,301,086
Machinery	12,769,960	—	—	12,769,960
Media	21,516,273	—	—	21,516,273
Metals & Mining	2,148,140	—	—	2,148,140
Office REITs	854,012	—	—	854,012
Oil, Gas & Consumable Fuels	36,616,762	—	8,410,044	45,026,806
Passenger Airlines	7,028,063	—	—	7,028,063
Pharmaceuticals	2,203,923	—	—	2,203,923
Professional Services	40,548,416	—	—	40,548,416
Residential REITs	3,443,769	—	—	3,443,769
Retail REITs	4,792,316	—	—	4,792,316
Semiconductors & Semiconductor Equipment	63,258,542	—	—	63,258,542
Software	140,227,012	—	2,760,769	142,987,781
Specialized REITs	15,198,902	—	—	15,198,902
Specialty Retail	66,743,702	—	—	66,743,702
Technology Hardware, Storage & Peripherals	936,217	—	—	936,217
Textiles, Apparel & Luxury Goods	15,236,386	—	—	15,236,386
Trading Companies & Distributors	27,482,693	—	—	27,482,693
Convertible Preferred Stocks	—	—	9,221,545	9,221,545
Money Market Fund	2,089,740	—	—	2,089,740
Total Investments	$1,051,484,709	$—	$20,498,036	$1,071,982,745
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2023.
Asset Type	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Common Stock	$ 11,276,491	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.1x-28.0x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	7.5x-12.0x (9.8x)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.0x-18.4x (N/A)
		Market Comparable Companies	Enterprise Value to Billings Multiple (b)	5.4x (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	13% (N/A)
		Market Comparable Companies	Present Value Factor	0.624 (N/A)
		Market Comparable Companies	Projected future value discount rate term	4 years (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$ 9,221,545	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.3x-28.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.9x-18.4x (N/A)
		Market Comparable Companies	Enterprise Value to Billings Multiple (b)	5.4x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Total	$ 20,498,036
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain	Net change in unrealized appreciation (depreciation)	Balance as of 03/31/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/23
Common Stock	$10,033,594	$—	$—	$—	$—	$—	$—	$—	$1,242,897	$11,276,491	$1,242,897
Convertible Preferred Stocks	8,938,871	—	—	—	—	—	—	—	282,674	9,221,545	282,674
Total	$18,972,465	$—	$—	$—	$—	$—	$—	$—	$1,525,571	$20,498,036	$1,525,571
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9